Intangible assets, Impairment in cash generation units (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Impairment in cash generation units [Abstract]
Total impairment	R$ 37,185	R$ 44,790	R$ 14,842
Agua e Solo [Member]
Impairment in cash generation units [Abstract]
Total impairment	404	0	0
CTR Itaborai [Member]
Impairment in cash generation units [Abstract]
Total impairment	36,781	44,790	10,788
Resicontrol [Member]
Impairment in cash generation units [Abstract]
Total impairment	R$ 0	R$ 0	R$ 4,054